UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Mid Cap Index Fund
Class A / NTIAX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%
Key Fund Statistics
Fund net assets	$ 2,661,799,515
Total number of portfolio holdings	403
Portfolio tu rnover for th e reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including it
s prosp
ectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund
Institutional Class / NMPAX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
Fund net assets	$ 2,661,799,515
Total n umber o f portfolio holdings	403
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhatta n Ass ociates, Inc.	0.6%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund
Institutional 2 Class / CPXRX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.20%
Key Fund Statistics
Fund net assets	$ 2,661,799,515
Total number of portfoli o holdings	403
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund
Institutional 3 Class / CMDYX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 10	0.20%
Key Fund Statistics
Fund net assets	$ 2,661,799,515
Total number of portfolio holdings	403
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a perc
entage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Mid Cap Index Fund
Semiannual Financial Statements and Additional Information
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Mid Cap Index Fund | 2024

Portfolio of Investments
August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 1.5%
Diversified Telecommunication Services 0.3%
Frontier Communications Parent, Inc.(a)	208,059	5,992,099
Iridium Communications, Inc.	112,940	2,913,852
Total		8,905,951
Entertainment 0.4%
TKO Group Holdings, Inc.	54,786	6,477,349
Warner Music Group Corp., Class A	131,700	3,767,937
Total		10,245,286
Interactive Media & Services 0.2%
Ziff Davis, Inc.(a)	42,903	2,096,670
ZoomInfo Technologies, Inc.(a)	264,313	2,614,055
Total		4,710,725
Media 0.6%
New York Times Co. (The), Class A	152,098	8,354,743
Nexstar Media Group, Inc., Class A	29,008	4,956,887
TEGNA, Inc.	157,749	2,189,556
Total		15,501,186
Total Communication Services		39,363,148
Consumer Discretionary 14.4%
Automobile Components 1.0%
Adient PLC(a)	83,545	1,889,788
Autoliv, Inc.	67,361	6,902,482
Gentex Corp.	215,023	6,736,670
Goodyear Tire & Rubber Co. (The)(a)	264,786	2,335,412
Lear Corp.	52,818	6,161,220
Visteon Corp.(a)	25,668	2,598,372
Total		26,623,944
Automobiles 0.4%
Harley-Davidson, Inc.	113,844	4,262,320
Thor Industries, Inc.	49,597	5,319,774
Total		9,582,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadline Retail 0.4%
Macy’s, Inc.	255,922	3,984,706
Nordstrom, Inc.	91,107	2,035,330
Ollie’s Bargain Outlet Holdings, Inc.(a)	57,006	5,105,457
Total		11,125,493
Diversified Consumer Services 1.2%
Duolingo, Inc.(a)	34,403	7,313,046
Graham Holdings Co., Class B	3,231	2,569,259
Grand Canyon Education, Inc.(a)	27,268	3,954,133
H&R Block, Inc.	129,776	8,216,118
Service Corp. International	135,433	10,600,341
Total		32,652,897
Hotels, Restaurants & Leisure 3.4%
Aramark	244,607	8,959,954
Boyd Gaming Corp.	62,654	3,760,493
Choice Hotels International, Inc.	22,225	2,835,688
Churchill Downs, Inc.	62,214	8,645,880
Hilton Grand Vacations, Inc.(a)	63,659	2,455,964
Hyatt Hotels Corp., Class A	42,021	6,383,830
Light & Wonder, Inc.(a)	83,837	9,206,979
Marriott Vacations Worldwide Corp.	30,416	2,250,784
Planet Fitness, Inc., Class A(a)	81,410	6,611,306
Texas Roadhouse, Inc.	62,122	10,483,088
Travel + Leisure Co.	66,282	2,933,641
Vail Resorts, Inc.	35,314	6,416,554
Wendy’s Co. (The)	154,542	2,614,851
Wingstop, Inc.	27,317	10,547,367
Wyndham Hotels & Resorts, Inc.	74,944	5,898,093
Total		90,004,472
Household Durables 2.0%
Helen of Troy Ltd.(a)	22,146	1,182,154
KB Home	68,392	5,725,094
Taylor Morrison Home Corp., Class A(a)	98,370	6,623,252
Tempur Sealy International, Inc.	161,487	8,466,764
Toll Brothers, Inc.	96,888	13,958,654
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TopBuild Corp.(a)	29,419	11,562,255
Whirlpool Corp.	50,817	5,096,437
Total		52,614,610
Leisure Products 0.7%
Brunswick Corp.	62,844	4,967,818
Mattel, Inc.(a)	320,045	6,074,454
Polaris, Inc.	49,409	4,182,472
YETI Holdings, Inc.(a)	79,279	3,196,529
Total		18,421,273
Specialty Retail 4.1%
Abercrombie & Fitch Co., Class A(a)	47,527	7,013,559
AutoNation, Inc.(a)	22,846	4,066,131
Burlington Stores, Inc.(a)	59,400	15,933,456
Dick’s Sporting Goods, Inc.	54,156	12,832,806
Five Below, Inc.(a)	51,334	3,872,123
Floor & Decor Holdings, Inc., Class A(a)	99,531	11,191,266
GameStop Corp., Class A(a)	250,609	5,869,263
Gap, Inc. (The)	201,493	4,519,488
Lithia Motors, Inc., Class A	25,490	7,674,529
Murphy U.S.A., Inc.	17,535	9,111,712
Penske Automotive Group, Inc.	18,039	3,068,434
Restoration Hardware Holdings, Inc.(a)	14,331	3,635,775
Valvoline, Inc.(a)	119,847	5,057,543
Williams-Sonoma, Inc.	119,521	16,055,256
Total		109,901,341
Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings Ltd.(a)	108,418	3,872,691
Carter’s, Inc.	33,947	2,237,107
Columbia Sportswear Co.	31,345	2,530,482
Crocs, Inc.(a)	56,459	8,252,612
PVH Corp.	52,654	5,196,423
Skechers U.S.A., Inc., Class A(a)	123,140	8,432,627
Under Armour, Inc., Class A(a)	175,605	1,350,403
Under Armour, Inc., Class C(a)	177,485	1,324,038
Total		33,196,383
Total Consumer Discretionary		384,122,507
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.3%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	8,504	2,310,707
Celsius Holdings, Inc.(a)	138,744	5,276,434
Coca-Cola Bottling Co. Consolidated	4,352	5,842,125
Total		13,429,266
Consumer Staples Distribution & Retail 2.1%
BJ’s Wholesale Club Holdings, Inc.(a)	123,666	9,888,333
Casey’s General Stores, Inc.	34,429	12,473,971
Performance Food Group, Inc.(a)	144,732	10,802,796
Sprouts Farmers Market, Inc.(a)	93,453	9,723,785
U.S. Foods Holding Corp.(a)	210,385	12,456,896
Total		55,345,781
Food Products 1.1%
Darling Ingredients, Inc.(a)	148,610	6,201,495
Flowers Foods, Inc.	178,708	4,153,174
Ingredion, Inc.	61,058	8,200,700
Lancaster Colony Corp.	18,946	3,235,219
Pilgrim’s Pride Corp.(a)	37,465	1,745,120
Post Holdings, Inc.(a)	46,771	5,414,679
Total		28,950,387
Personal Care Products 0.6%
BellRing Brands, Inc.(a)	121,316	6,785,204
Coty, Inc., Class A(a)	339,012	3,179,933
elf Beauty, Inc.(a)	51,627	7,733,208
Total		17,698,345
Total Consumer Staples		115,423,779
Energy 5.0%
Energy Equipment & Services 0.8%
ChampionX Corp.	177,090	5,512,812
NOV, Inc.	367,886	6,537,334
Valaris Ltd.(a)	57,920	3,536,595
Weatherford International PLC	68,040	7,140,118
Total		22,726,859
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.2%
Antero Midstream Corp.	317,795	4,725,612
Antero Resources Corp.(a)	271,735	7,334,127
Chesapeake Energy Corp.	103,604	7,717,462
Chord Energy Corp.	57,835	8,584,449
Civitas Resources, Inc.	85,646	5,252,669
CNX Resources Corp.(a)	142,532	3,943,860
DT Midstream, Inc.	90,320	7,098,249
HF Sinclair Corp.	139,405	6,850,362
Matador Resources Co.	107,933	6,121,960
Murphy Oil Corp.	134,814	5,025,866
Ovintiv, Inc.	231,517	9,915,873
PBF Energy, Inc., Class A	98,145	3,342,819
Permian Resources Corp.	477,700	6,802,448
Range Resources Corp.	225,666	6,742,900
Southwestern Energy Co.(a)	1,025,642	6,543,596
Texas Pacific Land Corp.	17,320	15,049,175
Total		111,051,427
Total Energy		133,778,286
Financials 16.8%
Banks 5.6%
Associated Banc-Corp.	137,887	3,154,855
Bank OZK	98,120	4,253,502
Cadence Bank	169,911	5,484,727
Columbia Banking System, Inc.	194,741	4,903,578
Commerce Bancshares, Inc.	109,637	7,012,383
Cullen/Frost Bankers, Inc.	59,762	6,707,089
East West Bancorp, Inc.	129,416	10,880,003
First Financial Bankshares, Inc.	119,570	4,372,675
First Horizon Corp.	508,639	8,438,321
FNB Corp.	334,604	5,012,368
Glacier Bancorp, Inc.	105,462	4,988,353
Hancock Whitney Corp.	80,574	4,329,241
Home Bancshares, Inc.	173,275	4,823,976
International Bancshares Corp.	49,734	3,142,194
New York Community Bancorp, Inc.	241,725	2,620,299
Old National Bancorp	293,706	5,830,064
Pinnacle Financial Partners, Inc.	71,146	7,084,007
Prosperity Bancshares, Inc.	89,231	6,565,617
Common Stocks (continued)
Issuer	Shares	Value ($)
SouthState Corp.	70,857	6,879,506
Synovus Financial Corp.	136,203	6,281,682
Texas Capital Bancshares, Inc.(a)	43,392	2,916,810
UMB Financial Corp.	40,803	4,226,783
United Bankshares, Inc.	125,444	4,876,008
Valley National Bancorp	397,814	3,453,026
Webster Financial Corp.	159,499	7,565,038
Wintrust Financial Corp.	60,576	6,590,669
Zions Bancorp	137,333	6,806,223
Total		149,198,997
Capital Markets 3.0%
Affiliated Managers Group, Inc.	29,637	5,151,800
Carlyle Group, Inc. (The)	200,833	8,059,428
Evercore, Inc., Class A	32,958	8,099,099
Federated Hermes, Inc., Class B	74,652	2,560,564
Houlihan Lokey, Inc., Class A	48,704	7,628,020
Interactive Brokers Group, Inc., Class A	99,622	12,840,280
Janus Henderson Group PLC	119,396	4,490,483
Jefferies Financial Group, Inc.	157,777	9,458,731
Morningstar, Inc.	24,252	7,609,550
SEI Investments Co.	92,874	6,281,069
Stifel Financial Corp.	95,294	8,399,213
Total		80,578,237
Consumer Finance 0.7%
Ally Financial, Inc.	254,458	10,990,041
FirstCash Holdings, Inc.	34,681	4,164,841
SLM Corp.	204,357	4,508,116
Total		19,662,998
Financial Services 1.8%
Equitable Holdings, Inc.	284,358	12,090,902
Essent Group Ltd.	99,216	6,378,597
Euronet Worldwide, Inc.(a)	40,531	4,373,700
MGIC Investment Corp.	247,951	6,305,394
Voya Financial, Inc.	93,661	6,634,009
Western Union Co. (The)	314,682	3,839,120
WEX, Inc.(a)	38,972	7,444,431
Total		47,066,153
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.1%
American Financial Group, Inc.	60,843	8,129,842
Brighthouse Financial, Inc.(a)	57,769	2,651,597
CNO Financial Group, Inc.	100,692	3,516,164
Erie Indemnity Co., Class A	23,198	11,789,919
Fidelity National Financial, Inc.	241,430	14,234,713
First American Financial Corp.	96,473	6,154,977
Hanover Insurance Group, Inc. (The)	33,430	4,913,876
Kemper Corp.	56,282	3,518,188
Kinsale Capital Group, Inc.	20,566	10,099,757
Old Republic International Corp.	235,132	8,434,185
Primerica, Inc.	32,005	8,424,676
Reinsurance Group of America, Inc.	61,193	13,508,967
RenaissanceRe Holdings Ltd.	49,182	12,531,082
RLI Corp.	37,413	5,765,343
Ryan Specialty Holdings, Inc., Class A	95,230	6,154,715
Selective Insurance Group, Inc.	56,542	5,144,191
Unum Group	165,575	9,187,757
Total		134,159,949
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Annaly Capital Management, Inc.	465,456	9,383,593
Starwood Property Trust, Inc.	279,181	5,818,132
Total		15,201,725
Total Financials		445,868,059
Health Care 9.8%
Biotechnology 3.1%
Arrowhead Pharmaceuticals, Inc.(a)	115,518	2,752,794
BioMarin Pharmaceutical, Inc.(a)	176,606	16,108,233
Cytokinetics, Inc.(a)	106,643	6,087,182
Exelixis, Inc.(a)	270,930	7,052,308
Halozyme Therapeutics, Inc.(a)	118,377	7,558,372
Neurocrine Biosciences, Inc.(a)	93,602	11,893,070
Roivant Sciences Ltd.(a)	314,795	3,849,943
Sarepta Therapeutics, Inc.(a)	87,916	11,937,235
United Therapeutics Corp.(a)	41,255	14,998,255
Total		82,237,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.7%
Dentsply Sirona, Inc.	193,117	4,883,929
Enovis Corp.(a)	46,425	2,163,405
Envista Holdings Corp.(a)	159,844	2,918,751
Globus Medical, Inc., Class A(a)	104,754	7,615,616
Haemonetics Corp.(a)	47,236	3,570,097
Lantheus Holdings, Inc.(a)	64,468	6,863,908
LivaNova PLC(a)	50,366	2,537,943
Masimo Corp.(a)	41,475	4,874,142
Neogen Corp.(a)	183,334	3,162,511
Penumbra, Inc.(a)	36,055	7,294,648
Total		45,884,950
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.(a)	86,289	7,069,658
Amedisys, Inc.(a)	30,352	2,974,800
Chemed Corp.	14,081	8,253,860
Encompass Health Corp.	93,646	8,713,760
HealthEquity, Inc.(a)	80,927	6,438,552
Option Care Health, Inc.(a)	161,665	5,176,513
Progyny, Inc.(a)	77,051	1,809,928
R1 RCM, Inc.(a)	184,149	2,598,342
Tenet Healthcare Corp.(a)	90,854	15,067,227
Total		58,102,640
Health Care Technology 0.1%
Doximity, Inc., Class A(a)	113,622	4,179,017
Life Sciences Tools & Services 2.3%
Avantor, Inc.(a)	631,781	16,325,221
Azenta, Inc.(a)	50,150	2,483,428
Bruker Corp.	90,567	6,085,197
Illumina, Inc.(a)	148,164	19,468,750
Medpace Holdings, Inc.(a)	21,901	7,780,768
Repligen Corp.(a)	48,332	7,294,749
Sotera Health Co.(a)	115,844	1,788,631
Total		61,226,744
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	58,633	6,800,255
Perrigo Co. PLC	126,790	3,689,589
Total		10,489,844
Total Health Care		262,120,587
Industrials 21.7%
Aerospace & Defense 1.3%
BWX Technologies, Inc.	85,019	8,756,957
Curtiss-Wright Corp.	35,622	11,251,565
Hexcel Corp.	77,304	4,892,570
Woodward, Inc.	56,661	9,442,556
Total		34,343,648
Air Freight & Logistics 0.2%
GXO Logistics, Inc.(a)	111,083	5,559,704
Building Products 3.6%
AAON, Inc.	63,464	6,061,447
Advanced Drainage Systems, Inc.	63,372	9,934,195
Carlisle Companies, Inc.	44,157	18,713,736
Fortune Brands Innovations, Inc.	116,335	9,238,162
Lennox International, Inc.	29,820	17,599,466
Owens Corning	80,599	13,599,469
Simpson Manufacturing Co., Inc.	39,211	7,177,966
Trex Company, Inc.(a)	101,095	6,443,795
UFP Industries, Inc.	57,437	6,988,360
Total		95,756,596
Commercial Services & Supplies 2.0%
Brink’s Co. (The)	41,354	4,587,399
Clean Harbors, Inc.(a)	46,653	11,471,973
MSA Safety, Inc.	34,431	6,288,133
RB Global, Inc.	170,875	14,717,464
Stericycle, Inc.(a)	86,299	5,114,079
Tetra Tech, Inc.	49,757	11,829,229
Total		54,008,277
Construction & Engineering 2.5%
AECOM	126,611	12,678,825
Comfort Systems U.S.A., Inc.	33,120	11,708,582
EMCOR Group, Inc.	43,711	17,181,046
Fluor Corp.(a)	159,224	7,972,346
Common Stocks (continued)
Issuer	Shares	Value ($)
MasTec, Inc.(a)	56,513	6,393,316
MDU Resources Group, Inc.	189,635	4,871,723
Valmont Industries, Inc.	18,780	5,366,573
Total		66,172,411
Electrical Equipment 1.6%
Acuity Brands, Inc.	28,366	7,224,820
EnerSys	37,591	3,809,096
NEXTracker, Inc., Class A(a)	114,297	4,648,459
nVent Electric PLC	154,413	10,493,907
Regal Rexnord Corp.	61,869	10,382,237
Sensata Technologies Holding	140,201	5,404,749
Total		41,963,268
Ground Transportation 1.6%
Avis Budget Group, Inc.	16,909	1,386,369
Knight-Swift Transportation Holdings, Inc.	150,313	7,873,395
Landstar System, Inc.	33,262	6,072,311
Ryder System, Inc.	40,765	5,920,709
Saia, Inc.(a)	24,729	9,293,900
XPO, Inc.(a)	108,199	12,401,769
Total		42,948,453
Machinery 4.3%
AGCO Corp.	57,606	5,244,450
Chart Industries, Inc.(a)	39,101	4,785,963
Crane Co.	45,720	7,241,134
Donaldson Co., Inc.	111,955	8,142,487
Esab Corp.	52,828	5,545,355
Flowserve Corp.	122,451	6,107,856
Graco, Inc.	157,312	13,111,955
ITT, Inc.	76,547	10,656,873
Lincoln Electric Holdings, Inc.	52,930	10,247,777
Middleby Corp. (The)(a)	50,010	7,032,406
Oshkosh Corp.	60,829	6,564,058
RBC Bearings, Inc.(a)	27,008	8,044,333
Terex Corp.	62,595	3,553,518
Timken Co. (The)	60,251	5,093,017
Toro Co. (The)	97,108	8,992,201
Watts Water Technologies, Inc., Class A	25,496	5,015,063
Total		115,378,446
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine Transportation 0.2%
Kirby Corp.(a)	54,225	6,502,662
Professional Services 2.7%
CACI International, Inc., Class A(a)	20,737	10,122,144
Concentrix Corp.	43,579	3,278,448
ExlService Holdings, Inc.(a)	151,083	5,520,573
Exponent, Inc.	47,128	5,102,549
FTI Consulting, Inc.(a)	32,626	7,448,842
Genpact Ltd.	154,006	6,041,655
Insperity, Inc.	33,271	3,127,141
KBR, Inc.	124,889	8,662,301
ManpowerGroup, Inc.	44,368	3,279,683
MAXIMUS, Inc.	56,546	5,216,934
Paylocity Holding Corp.(a)	40,414	6,522,820
Science Applications International Corp.	47,687	6,227,445
Total		70,550,535
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	35,904	7,364,628
Core & Main, Inc., Class A(a)	159,060	7,639,652
GATX Corp.	33,111	4,671,962
MSC Industrial Direct Co., Inc., Class A	42,416	3,488,292
Watsco, Inc.	29,773	14,154,680
WESCO International, Inc.	40,656	6,723,689
Total		44,042,903
Total Industrials		577,226,903
Information Technology 8.7%
Communications Equipment 0.4%
Ciena Corp.(a)	134,494	7,753,579
Lumentum Holdings, Inc.(a)	62,874	3,622,171
Total		11,375,750
Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc.(a)	49,509	6,687,676
Avnet, Inc.	84,062	4,638,541
Belden, Inc.	37,834	4,058,831
Cognex Corp.	159,662	6,447,152
Coherent Corp.(a)	123,369	9,616,614
Crane NXT Co.	45,163	2,653,326
IPG Photonics Corp.(a)	26,701	1,825,547
Common Stocks (continued)
Issuer	Shares	Value ($)
Littelfuse, Inc.	23,051	6,274,482
Novanta, Inc.(a)	33,385	6,118,803
TD SYNNEX Corp.	72,281	8,776,359
Vishay Intertechnology, Inc.	116,392	2,345,299
Vontier Corp.	143,606	5,030,518
Total		64,473,148
IT Services 0.4%
ASGN, Inc.(a)	42,691	4,105,167
Kyndryl Holdings, Inc.(a)	214,018	5,070,086
Total		9,175,253
Semiconductors & Semiconductor Equipment 2.4%
Allegro MicroSystems, Inc.(a)	89,266	2,189,695
Amkor Technology, Inc.	96,164	3,163,796
Cirrus Logic, Inc.(a)	50,165	7,308,539
Lattice Semiconductor Corp.(a)	127,931	6,058,812
MACOM Technology Solutions Holdings, Inc.(a)	50,970	5,567,453
MKS Instruments, Inc.	58,750	7,004,762
Onto Innovation, Inc.(a)	45,831	9,772,086
Power Integrations, Inc.	52,796	3,542,612
Rambus, Inc.(a)	100,246	4,483,001
Silicon Laboratories, Inc.(a)	29,692	3,514,642
Synaptics, Inc.(a)	36,737	2,991,126
Universal Display Corp.	40,593	7,863,676
Wolfspeed, Inc.(a)	117,057	1,141,306
Total		64,601,506
Software 2.5%
Altair Engineering, Inc., Class A(a)	52,967	4,786,098
Appfolio, Inc., Class A(a)	19,520	4,528,445
Aspen Technology, Inc.(a)	25,916	6,067,972
Blackbaud, Inc.(a)	37,594	3,142,858
CommVault Systems, Inc.(a)	40,367	6,273,032
Dolby Laboratories, Inc., Class A	55,573	3,965,689
Dropbox, Inc., Class A(a)	224,752	5,650,265
Dynatrace, Inc.(a)	223,725	11,324,960
Manhattan Associates, Inc.(a)	57,266	15,142,848
Qualys, Inc.(a)	34,357	4,300,466
Teradata Corp.(a)	89,940	2,539,906
Total		67,722,539
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.6%
Pure Storage, Inc., Class A(a)	284,227	14,578,003
Total Information Technology		231,926,199
Materials 6.5%
Chemicals 2.1%
Arcadium Lithium PLC(a)	960,028	2,601,676
Ashland, Inc.	46,623	4,172,759
Avient Corp.	84,875	4,169,909
Axalta Coating Systems Ltd.(a)	205,221	7,490,566
Cabot Corp.	51,395	5,402,128
Chemours Co. LLC (The)	138,486	2,692,168
NewMarket Corp.	6,425	3,686,472
Olin Corp.	111,073	4,850,558
RPM International, Inc.	119,763	13,922,449
Scotts Miracle-Gro Co. (The), Class A	39,093	2,774,821
Westlake Corp.	29,895	4,347,929
Total		56,111,435
Construction Materials 0.5%
Eagle Materials, Inc.	32,042	8,258,826
Knife River Corp.(a)	52,653	4,152,742
Total		12,411,568
Containers & Packaging 1.7%
AptarGroup, Inc.	61,632	9,441,406
Berry Global Group, Inc.	106,403	7,326,911
Crown Holdings, Inc.	110,971	10,032,888
Graphic Packaging Holding Co.	285,812	8,554,353
Greif, Inc., Class A	23,987	1,499,667
Silgan Holdings, Inc.	75,476	3,945,131
Sonoco Products Co.	91,388	5,169,819
Total		45,970,175
Metals & Mining 2.0%
Alcoa Corp.	229,390	7,363,419
Cleveland-Cliffs, Inc.(a)	442,237	5,775,615
Commercial Metals Co.	107,619	5,767,302
MP Materials Corp.(a)	124,546	1,606,643
Reliance, Inc.	53,412	15,310,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Gold, Inc.	61,138	8,569,714
United States Steel Corp.	208,090	7,888,692
Total		52,281,935
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	59,329	5,757,879
Total Materials		172,532,992
Real Estate 7.5%
Diversified REITs 0.5%
WP Carey, Inc.	203,528	12,215,751
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.	352,081	6,267,042
Omega Healthcare Investors, Inc.	229,825	9,087,280
Sabra Health Care REIT, Inc.	215,313	3,668,934
Total		19,023,256
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	195,875	2,992,970
Industrial REITs 1.2%
EastGroup Properties, Inc.	44,704	8,332,826
First Industrial Realty Trust, Inc.	123,090	6,982,896
Rexford Industrial Realty, Inc.	202,186	10,295,311
STAG Industrial, Inc.	169,351	6,872,263
Total		32,483,296
Office REITs 0.6%
COPT Defense Properties	104,548	3,114,485
Cousins Properties, Inc.	141,441	4,032,483
Kilroy Realty Corp.	99,338	3,602,989
Vornado Realty Trust	148,820	5,114,943
Total		15,864,900
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.(a)	44,236	11,290,354
Residential REITs 1.1%
American Homes 4 Rent, Class A	299,308	11,903,479
Equity LifeStyle Properties, Inc.	173,459	12,612,204
Independence Realty Trust, Inc.	208,963	4,342,251
Total		28,857,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.1%
Agree Realty Corp.	93,377	6,817,455
Brixmor Property Group, Inc.	280,236	7,675,664
Kite Realty Group Trust	204,252	5,326,892
NNN REIT, Inc.	170,532	8,013,299
Total		27,833,310
Specialized REITs 1.8%
CubeSmart	209,245	10,845,168
EPR Properties	70,383	3,341,081
Gaming and Leisure Properties, Inc.	252,521	13,136,142
Lamar Advertising Co., Class A	81,682	10,273,962
National Storage Affiliates Trust	64,825	3,029,921
PotlatchDeltic Corp.	73,950	3,213,867
Rayonier, Inc.	127,390	3,924,886
Total		47,765,027
Total Real Estate		198,326,798
Utilities 2.6%
Electric Utilities 0.9%
Allete, Inc.	53,659	3,410,030
IDACORP, Inc.	47,151	4,805,158
OGE Energy Corp.	186,529	7,379,087
Portland General Electric Co.	95,829	4,610,333
TXNM Energy, Inc.	83,894	3,437,976
Total		23,642,584
Gas Utilities 1.0%
National Fuel Gas Co.	85,492	5,109,002
New Jersey Resources Corp.	91,914	4,256,537
ONE Gas, Inc.	52,614	3,627,209
Southwest Gas Holdings, Inc.	55,994	4,071,884
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	53,711	3,543,315
UGI Corp.	194,968	4,856,653
Total		25,464,600
Independent Power and Renewable Electricity Producers 0.1%
Ormat Technologies, Inc.	50,016	3,727,693
Multi-Utilities 0.3%
Black Hills Corp.	64,114	3,790,419
Northwestern Energy Group, Inc.	57,002	3,100,339
Total		6,890,758
Water Utilities 0.3%
Essential Utilities, Inc.	234,050	9,125,610
Total Utilities		68,851,245
Total Common Stocks (Cost $1,593,700,536)		2,629,540,503

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(b),(c)	27,382,493	27,377,017
Total Money Market Funds (Cost $27,376,918)		27,377,017
Total Investments in Securities (Cost: $1,621,077,454)		2,656,917,520
Other Assets & Liabilities, Net		4,881,995
Net Assets		2,661,799,515
At August 31, 2024, securities and/or cash totaling $2,659,300 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	100	09/2024	USD	30,981,000	1,700,804	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	23,895,328	184,488,580	(181,004,631)	(2,260)	27,377,017	2,248	853,929	27,382,493
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	39,363,148	—	—	39,363,148
Consumer Discretionary	384,122,507	—	—	384,122,507
Consumer Staples	115,423,779	—	—	115,423,779
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	133,778,286	—	—	133,778,286
Financials	445,868,059	—	—	445,868,059
Health Care	262,120,587	—	—	262,120,587
Industrials	577,226,903	—	—	577,226,903
Information Technology	231,926,199	—	—	231,926,199
Materials	172,532,992	—	—	172,532,992
Real Estate	198,326,798	—	—	198,326,798
Utilities	68,851,245	—	—	68,851,245
Total Common Stocks	2,629,540,503	—	—	2,629,540,503
Money Market Funds	27,377,017	—	—	27,377,017
Total Investments in Securities	2,656,917,520	—	—	2,656,917,520
Investments in Derivatives
Asset
Futures Contracts	1,700,804	—	—	1,700,804
Total	2,658,618,324	—	—	2,658,618,324
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mid Cap Index Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,593,700,536)	$2,629,540,503
Affiliated issuers (cost $27,376,918)	27,377,017
Margin deposits on:
Futures contracts	2,659,300
Receivable for:
Capital shares sold	3,771,700
Dividends	1,924,762
Foreign tax reclaims	17,956
Variation margin for futures contracts	236,320
Expense reimbursement due from Investment Manager	7,589
Prepaid expenses	20,273
Total assets	2,665,555,420
Liabilities
Payable for:
Capital shares redeemed	3,077,173
Variation margin for futures contracts	820
Management services fees	14,433
Distribution and/or service fees	4,218
Transfer agent fees	268,340
Compensation of chief compliance officer	234
Compensation of board members	3,885
Other expenses	65,498
Deferred compensation of board members	321,304
Total liabilities	3,755,905
Net assets applicable to outstanding capital stock	$2,661,799,515
Represented by
Paid in capital	1,489,901,328
Total distributable earnings (loss)	1,171,898,187
Total - representing net assets applicable to outstanding capital stock	$2,661,799,515
Class A
Net assets	$620,987,630
Shares outstanding	40,076,081
Net asset value per share	$15.50
Institutional Class
Net assets	$1,108,576,034
Shares outstanding	72,050,611
Net asset value per share	$15.39
Institutional 2 Class
Net assets	$594,320,791
Shares outstanding	37,212,654
Net asset value per share	$15.97
Institutional 3 Class
Net assets	$337,915,060
Shares outstanding	22,684,680
Net asset value per share	$14.90
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2024

Statement of Operations
Six Months Ended August 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$20,770,995
Dividends — affiliated issuers	853,929
Foreign taxes withheld	(7,433)
Total income	21,617,491
Expenses:
Management services fees	2,638,730
Distribution and/or service fees
Class A	768,681
Transfer agent fees
Class A	359,214
Institutional Class	625,321
Institutional 2 Class	175,221
Institutional 3 Class	11,170
Custodian fees	15,176
Printing and postage fees	40,469
Registration fees	40,148
Licensing fees and expenses	14,103
Accounting services fees	15,609
Legal fees	16,816
Interest on collateral	124
Interest on interfund lending	3,396
Compensation of chief compliance officer	234
Compensation of board members	18,336
Deferred compensation of board members	37,925
Other	23,311
Total expenses	4,803,984
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,383,718)
Total net expenses	3,420,266
Net investment income	18,197,225
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	123,249,118
Investments — affiliated issuers	2,248
Futures contracts	1,239,052
Net realized gain	124,490,418
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	50,983,246
Investments — affiliated issuers	(2,260)
Futures contracts	467,477
Net change in unrealized appreciation (depreciation)	51,448,463
Net realized and unrealized gain	175,938,881
Net increase in net assets resulting from operations	$194,136,106
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mid Cap Index Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
Operations
Net investment income	$18,197,225	$34,383,193
Net realized gain	124,490,418	178,136,400
Net change in unrealized appreciation (depreciation)	51,448,463	93,704,323
Net increase in net assets resulting from operations	194,136,106	306,223,916
Distributions to shareholders
Net investment income and net realized gains
Class A	(18,339,541)	(46,036,476)
Institutional Class	(32,881,882)	(81,262,696)
Institutional 2 Class	(17,503,172)	(42,225,235)
Institutional 3 Class	(11,626,894)	(29,083,839)
Total distributions to shareholders	(80,351,489)	(198,608,246)
Decrease in net assets from capital stock activity	(79,971,852)	(62,788,024)
Total increase in net assets	33,812,765	44,827,646
Net assets at beginning of period	2,627,986,750	2,583,159,104
Net assets at end of period	$2,661,799,515	$2,627,986,750

	Six Months Ended		Year Ended
	August 31, 2024 (Unaudited)		February 29, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,402,642	50,987,712	8,538,158	117,657,199
Distributions reinvested	910,332	13,190,717	2,486,549	33,592,879
Shares redeemed	(5,808,312)	(87,393,296)	(15,191,510)	(210,027,705)
Net decrease	(1,495,338)	(23,214,867)	(4,166,803)	(58,777,627)
Institutional Class
Shares sold	5,042,914	75,478,423	11,458,915	155,274,018
Distributions reinvested	2,193,024	31,535,690	5,695,333	76,314,719
Shares redeemed	(6,654,900)	(99,993,278)	(17,421,616)	(241,283,166)
Net increase (decrease)	581,038	7,020,835	(267,368)	(9,694,429)
Institutional 2 Class
Shares sold	4,765,824	73,807,993	10,379,084	147,340,372
Distributions reinvested	844,529	12,600,373	2,249,373	31,237,281
Shares redeemed	(6,494,894)	(100,854,521)	(12,764,326)	(181,795,209)
Net decrease	(884,541)	(14,446,155)	(135,869)	(3,217,556)
Institutional 3 Class
Shares sold	1,767,668	25,613,199	3,852,383	51,320,957
Distributions reinvested	251,137	3,495,822	615,447	7,992,587
Shares redeemed	(5,473,602)	(78,440,686)	(3,780,455)	(50,411,956)
Net increase (decrease)	(3,454,797)	(49,331,665)	687,375	8,901,588
Total net decrease	(5,253,638)	(79,971,852)	(3,882,665)	(62,788,024)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2024 (Unaudited)	$14.86	0.09	1.01	1.10	(0.03)	(0.43)	(0.46)
Year Ended 2/29/2024	$14.29	0.17	1.49	1.66	(0.16)	(0.93)	(1.09)
Year Ended 2/28/2023	$16.13	0.16	(0.50)	(0.34)	(0.16)	(1.34)	(1.50)
Year Ended 2/28/2022	$17.72	0.14 (f)	1.30	1.44	(0.13)	(2.90)	(3.03)
Year Ended 2/28/2021	$14.07	0.14	5.02	5.16	(0.16)	(1.35)	(1.51)
Year Ended 2/29/2020	$15.47	0.18	(0.71)	(0.53)	(0.19)	(0.68)	(0.87)
Institutional Class
Six Months Ended 8/31/2024 (Unaudited)	$14.75	0.11	0.99	1.10	(0.03)	(0.43)	(0.46)
Year Ended 2/29/2024	$14.19	0.20	1.49	1.69	(0.20)	(0.93)	(1.13)
Year Ended 2/28/2023	$16.03	0.19	(0.49)	(0.30)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$17.63	0.19 (f)	1.29	1.48	(0.18)	(2.90)	(3.08)
Year Ended 2/28/2021	$14.00	0.18	4.99	5.17	(0.19)	(1.35)	(1.54)
Year Ended 2/29/2020	$15.39	0.22	(0.70)	(0.48)	(0.23)	(0.68)	(0.91)
Institutional 2 Class
Six Months Ended 8/31/2024 (Unaudited)	$15.29	0.11	1.03	1.14	(0.03)	(0.43)	(0.46)
Year Ended 2/29/2024	$14.67	0.21	1.54	1.75	(0.20)	(0.93)	(1.13)
Year Ended 2/28/2023	$16.52	0.20	(0.51)	(0.31)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$18.08	0.19 (f)	1.33	1.52	(0.18)	(2.90)	(3.08)
Year Ended 2/28/2021	$14.32	0.18	5.12	5.30	(0.19)	(1.35)	(1.54)
Year Ended 2/29/2020	$15.73	0.22	(0.72)	(0.50)	(0.23)	(0.68)	(0.91)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mid Cap Index Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2024 (Unaudited)	$15.50	7.60%	0.58% (c),(d)	0.45% (c),(d)	1.19%	9%	$620,988
Year Ended 2/29/2024	$14.86	12.58%	0.59% (c)	0.45% (c),(e)	1.19%	19%	$617,822
Year Ended 2/28/2023	$14.29	(1.05% )	0.58% (c),(d)	0.45% (c),(d),(e)	1.10%	12%	$653,592
Year Ended 2/28/2022	$16.13	7.48%	0.58% (c),(d)	0.45% (c),(d),(e)	0.78%	16%	$768,487
Year Ended 2/28/2021	$17.72	39.13%	0.58% (d)	0.45% (d),(e)	1.01%	14%	$902,341
Year Ended 2/29/2020	$14.07	(3.88% )	0.58% (d)	0.45% (d),(e)	1.16%	14%	$986,055
Institutional Class
Six Months Ended 8/31/2024 (Unaudited)	$15.39	7.70%	0.33% (c),(d)	0.20% (c),(d)	1.43%	9%	$1,108,576
Year Ended 2/29/2024	$14.75	12.88%	0.34% (c)	0.20% (c),(e)	1.45%	19%	$1,054,017
Year Ended 2/28/2023	$14.19	(0.80% )	0.33% (c),(d)	0.20% (c),(d),(e)	1.35%	12%	$1,017,847
Year Ended 2/28/2022	$16.03	7.72%	0.33% (c),(d)	0.20% (c),(d),(e)	1.03%	16%	$1,534,550
Year Ended 2/28/2021	$17.63	39.49%	0.34% (d)	0.20% (d),(e)	1.25%	14%	$1,642,259
Year Ended 2/29/2020	$14.00	(3.59% )	0.33% (d)	0.20% (d),(e)	1.40%	14%	$1,579,863
Institutional 2 Class
Six Months Ended 8/31/2024 (Unaudited)	$15.97	7.69%	0.28% (c),(d)	0.20% (c),(d)	1.43%	9%	$594,321
Year Ended 2/29/2024	$15.29	12.86%	0.28% (c)	0.20% (c)	1.44%	19%	$582,545
Year Ended 2/28/2023	$14.67	(0.84% )	0.28% (c),(d)	0.20% (c),(d)	1.35%	12%	$560,860
Year Ended 2/28/2022	$16.52	7.75%	0.27% (c),(d)	0.20% (c),(d)	1.03%	16%	$634,732
Year Ended 2/28/2021	$18.08	39.52%	0.28% (d)	0.20% (d)	1.24%	14%	$843,249
Year Ended 2/29/2020	$14.32	(3.65% )	0.28% (d)	0.20% (d)	1.40%	14%	$663,451
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2024 (Unaudited)	$14.29	0.10	0.97	1.07	(0.03)	(0.43)	(0.46)
Year Ended 2/29/2024	$13.79	0.19	1.44	1.63	(0.20)	(0.93)	(1.13)
Year Ended 2/28/2023	$15.63	0.18	(0.48)	(0.30)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$17.25	0.18 (f)	1.28	1.46	(0.18)	(2.90)	(3.08)
Year Ended 2/28/2021	$13.73	0.17	4.89	5.06	(0.19)	(1.35)	(1.54)
Year Ended 2/29/2020	$15.11	0.21	(0.68)	(0.47)	(0.23)	(0.68)	(0.91)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Institutional Class	Institutional 2 Class	Institutional 3 Class
02/28/2022	$0.01	$0.01	$0.01	$0.01
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mid Cap Index Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2024 (Unaudited)	$14.90	7.74%	0.22% (c),(d)	0.20% (c),(d)	1.43%	9%	$337,915
Year Ended 2/29/2024	$14.29	12.81%	0.22% (c)	0.20% (c)	1.44%	19%	$373,603
Year Ended 2/28/2023	$13.79	(0.82% )	0.23% (c),(d)	0.20% (c),(d)	1.36%	12%	$350,859
Year Ended 2/28/2022	$15.63	7.78%	0.22% (c),(d)	0.20% (c),(d)	1.04%	16%	$69,950
Year Ended 2/28/2021	$17.25	39.46%	0.23% (d)	0.20% (d)	1.23%	14%	$64,740
Year Ended 2/29/2020	$13.73	(3.59% )	0.23% (d)	0.20% (d)	1.41%	14%	$37,706
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements
August 31, 2024 (Unaudited)
Note 1. Organization
Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,700,804 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,239,052

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	467,477
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	37,132,835
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain

Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2025 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,621,077,000	1,145,235,000	(107,694,000)	1,037,541,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $227,064,750 and $381,449,135, respectively, for the six months ended August 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	10,400,000	5.87	2
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2024.
Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 9. Significant risks
Industrials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2024, one unaffiliated shareholder of record owned 24.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Columbia Mid Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Mid Cap Index Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Mid Cap Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund, and (iv) index tracking error data of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Mid Cap Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Mid Cap Index Fund  | 2024

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Columbia Mid Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR196_02_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024